EMPLOYEE BENEFITS - Balance sheet classification (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Presented as part of current liabilities:
Short-term employee benefits	$ 352	$ 222
Presented as part of non-current liabilities:
Recognized liability for defined benefit plan, net	$ 260	$ 159